Related Party Transactions (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2014	Jun. 25, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Related Party Transaction [Line Items]
Total number of shares purchased (in shares)				1.6	2.2	2.6	4.4
Total cash utilized						$ 273		$ 346	$ 989	$ 298
Average price paid per share (in dollars per share)			$ 58.36	$ 104.82	$ 79.65	$ 104.62	$ 79.06	$ 79.06	$ 58.52	$ 50.35
Other (Income) Loss [Member]
Related Party Transaction [Line Items]
Non-cash impairment charge					$ 6
Harold W. McGraw III [Member]
Related Party Transaction [Line Items]
Amount of transaction with related party	$ 20
Total number of shares purchased (in shares)		0.5
Repurchase discount		0.35%
Total cash utilized		$ 41
Average price paid per share (in dollars per share)		$ 82.66
CME Group [Member] | S&P/DJ Indices [Member]
Related Party Transaction [Line Items]
Revenues earned under license agreement				$ 14		$ 28		$ 52	$ 46	$ 21
Noncontrolling interest ownership by noncontrolling owners				27.00%		27.00%					27.00%